Employee benefit plans - Amounts Recognized in AOCI, Benefit Expense (Income), and OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense component
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense, Net other gains (losses)	Non-service employee benefits expense, Net other gains (losses)	Non-service employee benefits expense, Net other gains (losses)
Pension plans
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes	$ (48,969)	$ (51,165)	$ (47,452)
Net prior service credit (cost)	(313)	(398)	(453)
Net amount recognized in accumulated other comprehensive income (loss)	(49,282)	(51,563)	(47,905)
Expense component
Service cost	0	0	0
Interest cost	5,134	5,367	3,026
Expected return on plan assets	(6,240)	(6,117)	(6,632)
Amortization of net actuarial (gains) losses	2,358	2,284	2,218
Amortization of prior service (credit) loss	79	79	81
(Gain) loss on settlement	0	0	(907)
Defined benefit (income) expense	1,331	1,613	(2,214)
Defined contribution expense	8,363	8,525	7,825
Total benefit (income) expense	9,694	10,138	5,611
Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year	(288)	(5,762)	6,218
Net loss (gain) on settlement reclassified to net income	0	0	(907)
Amortization of net actuarial (gains) losses	2,358	2,284	2,218
Amortization of prior service (credit) cost	79	79	81
Foreign exchange adjustment	132	(259)	885
Total changes recognized in other comprehensive income (loss)	2,281	(3,658)	8,495
Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes	22,022	18,114	14,528
Net prior service credit (cost)	(5,770)	(6,294)	(6,818)
Net amount recognized in accumulated other comprehensive income (loss)	16,252	11,820	7,710
Expense component
Service cost	54	76	130
Interest cost	4,385	4,786	3,114
Expected return on plan assets	0	0	0
Amortization of net actuarial (gains) losses	524	524	1,444
Amortization of prior service (credit) loss	(2,311)	(1,333)	524
(Gain) loss on settlement	0	0	0
Defined benefit (income) expense	2,652	4,053	5,212
Defined contribution expense	0	0	0
Total benefit (income) expense	2,652	4,053	5,212
Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year	6,219	4,919	31,455
Net loss (gain) on settlement reclassified to net income	0	0	0
Amortization of net actuarial (gains) losses	524	524	1,444
Amortization of prior service (credit) cost	(2,311)	(1,333)	524
Foreign exchange adjustment	0	0	0
Total changes recognized in other comprehensive income (loss)	$ 4,432	$ 4,110	$ 33,423